Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 65,642	$ 170,064
Restricted cash	831	842
Marketable debt securities, available-for-sale	45,251	0
Accounts receivable, net	1,466	1,239
Prepaid expenses and other current assets	7,816	4,661
Total current assets	121,006	176,806
Marketable debt securities, available-for-sale, net of current portion	18,827	0
Property and equipment, net	3,146	2,984
Right-of-use assets, net	11,860	12,737
Intangible assets, net	25,565	35,962
Other long-term assets	466	530
Total assets	180,870	229,019
Current liabilities:
Accounts payable	5,696	5,272
Accrued liabilities	15,585	14,125
Operating lease liabilities, current portion	1,320	915
Deferred revenue, current portion	3,137	4,267
Total current liabilities	25,738	24,579
Operating lease liabilities, net of current portion	11,251	12,212
Deferred tax liabilities	880	880
Deferred revenue, net of current portion	1,109	1,381
Total liabilities	38,978	39,052
Commitments and Contingencies (Note 7)
Shareholders' Equity:
Ordinary Shares, par value $0.0001; 500,000,000 shares authorized at June 30, 2022 and December 31, 2021; 270,328,483 and 270,120,548 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	27	27
Additional paid-in capital	407,993	404,362
Accumulated other comprehensive loss	(1,007)	(790)
Accumulated deficit	(265,121)	(213,632)
Total shareholders' equity	141,892	189,967
Total liabilities and shareholders' equity	$ 180,870	$ 229,019